Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

6. Income Taxes

As of March 31, 2014 and December 31, 2013, the Company had deferred tax assets of $1.0 million and $0.1 million, respectively. Current deferred tax assets consisted primarily of deferred revenues which are included in taxable income currently. As of March 31, 2014 the Company had deferred tax liabilities of $0.1 million. As of December 31, 2013, the Company had no deferred tax liabilities.

In accordance with Accounting Standards Codification ("ASC") Topic No. 270, Interim Reporting ("Topic No. 270"), and ASC Topic No. 740, Income Taxes ("Topic No. 740"), at the end of each interim period the Company is required to determine the best estimate of its annual effective tax rate and then apply that rate in providing for income taxes on a current year-to-date (interim period) basis. However, in certain circumstances where a reliable estimate cannot be made, Topic No. 740 recognizes that "the actual effective tax rate for the year-to-date may be the best estimate of the annual effective tax rate" and allows for its use in the current interim period. For the three months ended March 31, 2014, the effective rate is less than 40% because pretax income includes non-controlling interest (90.6%) of the Operating Subsidiaries, with the remainder, 9.4%, taxable to the Company until February 11, 2014 (the date of the Restructuring Transactions). For the three months ended March 31, 2014, the Company's effective tax rate, excluding the effect of non-controlling interest, was 46.1% based on the projected annual effective tax rate excluding non-controlling interest.

The Company believes that, as of March 31, 2014, it had no material uncertain tax positions. Interest and penalties relating to unrecognized tax expenses (benefits) are recognized in income tax expense, when applicable. There was no liability for interest or penalties accrued as of March 31, 2014.

The Company will file tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company will be open to audit under the statute of limitations by the Internal Revenue Service for 2013 and 2014. The Company or its subsidiaries' state income tax returns will be open to audit under the statute of limitations for 2010 to 2014.

During the three months ended March 31, 2013, Realty Capital Securities, RCS Advisory and ANST as limited liability companies they were not subject to income taxes, and accordingly, they did not record income tax expense (benefit).

6. Income Taxes

During the years ended December 31, 2012 and 2011, Realty Capital Securities was the only one of the Company's operating subsidiaries that was in operation. As a limited liability company it was not subject to income taxes, accordingly, Realty Capital Securities did not record income tax expense (benefit).

The components of income tax expense/(benefit) included in the consolidated statements of income for the years ended December 31, 2013, 2012 and 2011 were as follows (dollars in thousands):

	Year Ended December 31,
	2013	2012	2011
Current income tax expense
U.S. Federal	$1,630	$-	$-
State and local	677	-	-
Total current income tax expense	2,307	-	-
Deferred income tax benefit
U.S. Federal	(85)	-	-
State and local	(20)	-	-
Total deferred income tax benefit	(105)	-	-
Total income tax expense	$2,202	$-	$-

The reconciliation of the U.S. federal statutory income tax rate to the Company's effective tax rate for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Year Ended December 31,
	2013	2012	2011
U.S. federal statutory income tax rate	35.00%	-%	-%
Increase (decrease) in tax rate resulting from:
State and local income taxes net of federal benefit	0.42%	-%	-%
Non-controlling interests	(33.40)%	-%	-%
Other	0.18%	-%	-%
Effective tax rate	2.20%	-%	-%

Deferred income tax expense (benefits) result from differences between assets and liabilities measured for financial reporting purposes versus income tax return purposes. Deferred income tax assets are recognized if, in the Company's judgment, their realizability is determined to be more likely than not. If a deferred tax asset is determined to be unrealizable, the Company records a valuation allowance. The Company had no deferred tax liabilities as of December 31, 2013 and 2012. The components of the deferred income taxes as of December 31, 2013 and 2012 were as follows (dollars in thousands):

	Year Ended December 31,
	2013	2012
Deferred tax assets
Other	$1	$-
Unrealized loss on available-for-sale securities(1)	21	-
Deferred revenue	104	-
Total deferred tax assets	$126	$-
(1)	Included in other comprehensive income.

The Company believes that, as of December 31, 2013, it had no material uncertain tax positions. Interest and penalties relating to unrecognized tax expenses (benefits) are recognized in income tax expense, when applicable. There was no liability for interest or penalties accrued as of December 31, 2013.

The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is open to audit under the statute of limitations by the Internal Revenue Service for 2013. The Company or its subsidiaries' federal and state income tax returns are open to audit under the statute of limitations for 2010 to 2013.